NOTE 9 - Derivative liability - Warrants: Schedule of Assumptions used to estimate the fair value of the warrants (Details) - Warrant - $ / shares		Mar. 31, 2024	Dec. 31, 2023	Oct. 30, 2023
Expected life of warrants		1 year 6 months 29 days	1 year 9 months 29 days	2 years
Expected volatility		50.00%	50.00%	50.00%
Expected dividend yield		0.00%	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.79%	4.17%	4.74%
Exercise price (*)	[1]	$ 7.77

[1]	After giving effect to the share consolidation indicated in (Note 12b)